Stockholders' Equity (Subscription Agreement) (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 03, 2015	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Number of shares issued (in shares)	437,500
Common stock and warrants issued for DraftDay acquisition	$ 4,112,000	$ 0	$ 1,757
Affiliated Entity
Related Party Transaction [Line Items]
Shares issued, price per share (in dollars per share)	$ 9.40